Accounting policies (Intangible assets) (Details)	12 Months Ended
Dec. 31, 2018
Proprietary technology [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Backlog [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Virtual Reality Technologies [Member]
Finite-Lived Intangible Asset, Useful Life	10 years